OPERATING EXPENSES (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) employee	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Expenditure
Personnel	R$ (4,239,745)	R$ (4,633,682)	R$ (4,340,109)
Voluntary dismissal plan 2022	140	(1,260,370)
Voluntary dismissal plan 2023	(544,749)
Material	(251,098)	(269,083)	(247,858)
Services	(2,361,562)	(2,065,232)	(1,541,840)
Energy purchased for resale	(3,028,226)	(3,117,655)	(4,259,957)
Charges on use of the electricity grid	(3,482,126)	(2,746,132)	(2,276,254)
Fuel for electricity production	(2,042,867)	(2,085,996)	(1,889,722)
Construction	(3,291,132)	(1,678,631)	(1,395,066)
Depreciation and amortization	(3,621,342)	(2,690,269)	(1,443,285)
Donations and contributions	(111,101)	(206,438)	(164,696)
Operating provisions/Reversals (36.1)	(2,481,054)	(6,928,425)	(14,922,063)
cost recovery - adherence to hydrological risk			4,265,889
Others	(674,774)	(1,593,394)	(1,487,330)
Total expenditure	(26,129,636)	R$ (29,275,307)	R$ (29,702,291)
Expenses related to Voluntary Redundancy Plan - 2023	R$ 544,749
Number of quantity of employees	1,573